Equity Transactions (Details 3) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, beginning	1,932,029	777,029	51,037
Weighted average exercise price, beginning	$ 14.03	$ 20.60	$ 61.70
Weighted average remaining life (Years)	4 years	4 years	3 years 9 months 18 days
Aggregate intrinsic value, outstanding at beginning		$ 18,318,954
Number of shares, granted	10,181,640	1,755,000	727,273
Weighted average exercise price, granted	$ 1.65	$ 13.14	$ 18.20
Weighted average remaining life (Years), granted	4 years 9 months 18 days	5 years	5 years
Number of shares, expired	(10,138)		(482)
Weighted average exercise price, expired	$ 21.94		$ 750.00
Number of shares, exercised	(2,502,967)	(600,000)	(800)
Weighted average exercise price, exercised	$ 1.53	$ 10.00	$ 22.50
Number of shares, ending	9,600,564	1,932,029	777,029
Weighted average exercise price, ending	$ 3.50	$ 14.03	$ 20.60
Weighted average remaining life (Years)	4 years 3 months 18 days	4 years
Aggregate intrinsic value, outstanding at ending			$ 18,318,954